Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of share-based payment arrangements information	The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Share-based payments	(4.4)	(9.1)	(6.9)
Total included in profit or loss for the year	(4.4)	(9.1)	(6.9)

Summary of movement of share options under Gold Fields limited 2012 share plan	The following table summarises the movement of share awards under the Gold Fields Limited 2012 share plan during the years ended 31 December 2024, 2023 and 2022:

	2024	2023	2022
	Performance Shares (PS)	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	2,347,489	2,986,790	5,161,744
Movement during the year:
Granted	886,257	790,833	753,838
Exercised and released	(1,005,541)	(1,322,084)	(2,468,710)
Forfeited	(698,901)	(108,050)	(460,082)
Outstanding at end of the year	1,529,304	2,347,489	2,986,790

Summary of fair value of equity instruments granted	The fair value of equity instruments granted during the year ended 31 December 2024, 2023 and 2022 were valued using the
Monte Carlo simulation model:

	2024	2023	2022

Monte Carlo simulation
Performance shares
The inputs to the model for awards granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	53.2%	51.7%	66.8%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	3.2%	1.8%	1.2%
– weighted average fair value (United States dollars)	14.1	9.8	10.2

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.